FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2021
Financial Risk Management [Abstract]
FINANCIAL RISK MANAGEMENT	FINANCIAL RISK MANAGEMENT
    The partnership recognizes that risk management is an integral part of good management practice.
     As a result of holding financial instruments, the partnership is exposed to the following risks: capital risk, commodity price risk, liquidity risk, market risk (i.e. interest rate risk and foreign currency risk), and credit risk. The following is a description of these risks and how they are managed:
(a)Capital risk management
    The capital structure of the partnership consists of corporate borrowings and non-recourse borrowings in subsidiaries of the partnership, offset by cash and cash equivalents and equity.

(US$ MILLIONS, except as noted)	2021	2020
Corporate borrowings	$1,619	$610
Non-recourse borrowings in subsidiaries of the partnership	27,457	23,166
Cash and cash equivalents	(2,588)	(2,743)
Net debt	26,488	21,033
Total equity	13,000	11,337
Total capital and net debt	$39,488	$32,370
Net debt to capitalization ratio	67%	65%
    The partnership manages its debt exposure by financing its operations with non-recourse borrowings in subsidiaries of the partnership, ensuring a diversity of funding sources as well as managing its maturity profile. The partnership also borrows in the currencies where its subsidiaries operate, where possible, in order to mitigate its currency risk.
    The partnership’s financing plan is to fund its recurring growth capital expenditures with cash flow generated by its operations after maintenance capital expenditure, as well as debt financing that is sized to maintain its credit profile. To fund large scale development projects and acquisitions, the partnership will evaluate a variety of capital sources including proceeds from selling non-core and mature assets, equity and debt financing. The partnership will seek to raise additional equity if the partnership believes it can earn returns on these investments in excess of the cost of the incremental partnership capital.
    As disclosed within Note 17, the partnership has various credit facilities in place. In certain cases, the facilities may have financial covenants which are generally in the form of interest coverage ratios and leverage ratios. The partnership does not have any market capitalization covenants attached to any of its borrowings, and the partnership is in compliance with or has obtained waivers related to its externally imposed capital requirements.
(b)    Commodity price risk management
    As certain of the partnership’s operating subsidiaries are exposed to commodity price risk, the fair value of financial instruments will fluctuate as a result of changes in commodity prices. A 10 basis point increase or decrease in commodity prices, as it relates to financial instruments, is not expected to have a material impact on the partnership’s net income and other comprehensive income.
(c)    Liquidity risk management
    The partnership maintains sufficient financial liquidity to be able to meet ongoing operating requirements and to be able to fund acquisitions. Principal liquidity needs for the next year include funding recurring expenses, meeting debt service payments, funding required capital expenditures and funding acquisition opportunities as they arise. The operating subsidiaries of the partnership also generate liquidity by accessing capital markets on an opportunistic basis.
    The following tables detail the contractual maturities for the partnership’s financial liabilities. The tables reflect the undiscounted cash flows of financial liabilities based on the earliest date on which the partnership can be required to repay. The tables include both interest and principal cash flows:

	December 31, 2021
(US$ MILLIONS)	< 1 Year	1-2 Years	2-5 Years	5+ Years	Total contractual cash flows
Non-derivative financial liabilities
Accounts payable and other (1)	$10,108	$619	$580	$1,950	$13,257
Interest-bearing liabilities	3,419	3,159	19,358	11,114	37,050
Lease liabilities	355	289	567	959	2,170
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(1)Excludes $2,381 million of decommissioning liabilities, other provisions, post-employment benefits, $2,228 million of unearned premiums reserve, $240 million of deferred revenue and $531 million of related party loans and notes payable.

	December 31, 2020
(US$ MILLIONS)	< 1 Year	1-2 Years	2-5 Years	5+ Years	Total contractual cash flows
Non-derivative financial liabilities
Accounts payable and other (1)	$9,023	$480	$796	$2,067	$12,366
Interest-bearing liabilities	2,879	2,617	11,927	12,757	30,180
Lease liabilities	238	219	445	732	1,634
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(1)Excludes $2,709 million of decommissioning liabilities, other provisions, post-employment benefits, $1,889 million of unearned premiums reserve and $73 million of intercompany loans and notes payable.
(d)    Market risk management
    Market risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by the partnership will fluctuate because of changes in market prices. Market risk includes the risk of changes in interest rates, currency exchange rates and changes in market prices due to factors other than interest rates or currency exchange rates, such as changes in equity prices, commodity prices or credit spreads.
    Financial instruments held by the partnership that are subject to market risk include loans and notes receivable, other financial assets, borrowings, derivative contracts, such as interest rate and foreign currency contracts, and marketable securities.
Price risk
    As at December 31, 2021, the partnership is exposed to price risks arising from marketable securities and other financial assets, with a balance of $6,580 million (2020: $6,217 million). A 10% change in the value of these assets would impact the partnership’s equity by $658 million (2020: $622 million) and result in an impact on the consolidated statements of comprehensive income of $658 million (2020: $622 million).
Interest rate risk management
    The observable impacts on the fair values and future cash flows of financial instruments that can be directly attributable to interest rate risk include changes in net income from financial instruments whose cash flows are determined with reference to floating interest rates and changes in the fair values of financial instruments whose cash flows are fixed in nature. The partnership monitors interest rate fluctuations and may enter into interest rate derivative contracts to mitigate the impact from interest rate movements. A 10 basis point increase in interest rates is expected to decrease net income by $7 million, and a 10 basis point decrease in interest rates is expected to increase net income by $5 million. A 10 basis point change in interest rates is expected to impact other comprehensive income by a decrease of $10 million if interest rates increase, and an increase of $11 million if interest rates decrease.
Foreign currency risk management
    Changes in currency rates will impact the carrying value of financial instruments and the partnership’s net investment and cash flows denominated in currencies other than the U.S. dollar. The partnership enters into foreign exchange contracts designated as net investment hedges to mitigate the impact from movements in foreign exchange rates against the U.S. dollar.
    The tables below set out the partnership’s currency exposure as at December 31, 2021 and 2020:

	December 31, 2021
(US$ MILLIONS)	USD	AUD	GBP	CAD	EUR	BRL	INR	Other	Total
Assets
Current assets	$5,784	$1,181	$2,260	$1,300	$2,167	$771	$509	$1,446	$15,418
Non-current assets	19,698	5,384	1,726	6,692	8,210	4,011	1,265	1,815	48,801
	$25,482	$6,565	$3,986	$7,992	$10,377	$4,782	$1,774	$3,261	$64,219

Liabilities
Current liabilities	$4,801	$1,283	$3,005	$1,470	$1,543	$657	$557	$596	$13,912
Non-current liabilities	21,328	3,226	555	3,220	5,901	2,519	264	294	37,307
	$26,129	$4,509	$3,560	$4,690	$7,444	$3,176	$821	$890	$51,219

Interest of others in operating subsidiaries	874	887	178	1,815	2,051	1,086	553	1,278	8,722
Net investment to the partnership	$(1,521)	$1,169	$248	$1,487	$882	$520	$400	$1,093	$4,278

	December 31, 2020
(US$ MILLIONS)	USD	AUD	GBP	CAD	EUR	BRL	INR	Other	Total
Assets
Current assets	$5,357	$922	$1,916	$1,501	$1,179	$893	$603	$2,122	$14,493
Non-current assets	19,077	5,423	1,717	6,405	1,559	3,064	1,632	1,376	40,253
	$24,434	$6,345	$3,633	$7,906	$2,738	$3,957	$2,235	$3,498	$54,746

Liabilities
Current liabilities	$4,034	$1,141	$2,491	$1,130	$1,062	$573	$637	$1,065	$12,133
Non-current liabilities	21,362	3,327	544	2,648	705	2,037	405	248	31,276
	$25,396	$4,468	$3,035	$3,778	$1,767	$2,610	$1,042	$1,313	$43,409

Interest of others in operating subsidiaries	292	924	332	2,844	548	948	717	1,240	7,845
Net investment to the partnership	$(1,254)	$953	$266	$1,284	$423	$399	$476	$945	$3,492
    The net income impact to the partnership of currency risk associated with financial instruments is limited as its financial assets and liabilities are generally denominated in the functional currency of the subsidiary that holds the financial instrument. However, the partnership is exposed to foreign currency risk on the net assets of its foreign currency denominated operations. The partnership’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the U.S. dollar is summarized below:

	December 31, 2021
(US$ MILLIONS)	OCI attributable to unitholders, before taxes		Pre-tax income attributable to unitholders
	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$(85)	$85	$12	$(12)
Canadian dollar	(83)	83	21	(21)
Brazilian real	(36)	36	(1)	1
Other	(104)	104	250	(250)

	December 31, 2020
(US$ MILLIONS)	OCI attributable to unitholders, before taxes		Pre-tax income attributable to unitholders
	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$(86)	$86	$6	$(6)
Canadian dollar	(120)	120	25	(25)
Brazilian real	(40)	40	—	—
Other	(101)	101	(55)	55

	December 31, 2019
(US$ MILLIONS)	OCI attributable to unitholders, before taxes		Pre-tax income attributable to unitholders
	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$(44)	$44	$2	$(2)
Canadian dollar	(60)	60	1	(1)
Brazilian real	(44)	44	(1)	1
Other	(133)	133	(36)	36
(e)    Credit risk management
    Credit risk is the risk of loss due to the failure of a borrower or counterparty to fulfill its contractual obligations.
    The partnership assesses the creditworthiness of each counterparty before entering into contracts and ensures that counterparties meet minimum credit quality requirements. The partnership also evaluates and monitors counterparty credit risk for derivative financial instruments and endeavors to minimize counterparty credit risk through diversification, collateral arrangements, and other credit risk mitigation techniques. All of the partnership’s derivative financial instruments involve either counterparties that are banks or other financial institutions. The partnership does not have any significant credit risk exposure to any single counterparty.
    Credit quality of the bonds and debentures held by the partnership is assessed based on ratings supplied by rating agencies. As at December 31, 2021, the partnership held $4,763 million of bonds and debentures (2020: $4,620 million), of which $1,881 million were rated AAA (2020: $1,925 million), and $2,089 million were rated A or AA (2020: $2,162 million), and $793 million were rated B or BB (2020: $533 million).
    The partnership recognizes an allowance for expected credit losses on financial assets including loans receivable and debt securities measured at amortized cost, debt securities measured at FVOCI, undrawn loan commitments, trade receivables and contract assets.
    As part of the partnership’s acquisition of non-bank financial services operations in 2020, as described in Note 3, a significant loans receivable portfolio was acquired, which is measured at amortized cost. There are comprehensive credit policies and credit approval processes in place for this portfolio. The appraisal process includes detailed risk assessments of the borrowers and there is a monitoring process in place to identify credit portfolio trends and early warning signals, enabling the implementation of necessary changes to the credit policy to mitigate credit losses. The partnership organizes its loans receivable and expected credit losses into three stages based on varying degrees of credit risk as described in Note 2.
    The tables below show changes in the gross carrying amounts and corresponding ECL allowances of the partnership’s significant loans receivable portfolio for the year ended December 31, 2021.

(US$ MILLIONS)	Stage 1	Stage 2	Stage 3	Total
Gross carrying amount - opening balance	$779	$276	$38	$1,093
New assets originated or purchased	515	7	2	524
Assets derecognized or repaid (excluding write-offs)	(223)	(127)	(15)	(365)
Transfers to stage 1	22	(21)	(1)	—
Transfers to stage 2	(255)	256	(1)	—
Transfers to stage 3	(20)	(24)	44	—
Amounts written-off (net of recovery)	(14)	(11)	(17)	(42)
Transferred to security receipts	(35)	(39)	(1)	(75)
Gross carrying amount - closing balance	$769	$317	$49	$1,135

(US$ MILLIONS)	Stage 1	Stage 2	Stage 3	Total
ECL allowance - opening balance	$45	$19	$19	$83
New assets originated or purchased	22	1	1	24
Assets derecognized or repaid (excluding write-offs)	(2)	(6)	(1)	(9)
Transfers to stage 1	1	(1)	—	—
Transfers to stage 2	(12)	12	—	—
Transfers to stage 3	(3)	(2)	5	—
Impact on ECL for exposures transferred between stages during the year	(31)	17	16	2
Amounts written-off (net of recovery)	—	(5)	(15)	(20)
ECL allowance - closing balance	$20	$35	$25	$80
(f)    Insurance risk management
    The partnership’s residential mortgage insurance business is exposed to insurance risk from underwriting of mortgage insurance contracts. Mortgage insurance contracts transfer risk to the partnership by indemnifying lending institutions against credit losses arising from borrower mortgage default. Under a mortgage insurance policy, a lending institution is insured against risk of loss for the entire unpaid principal balance of a loan plus interest, customary mortgage enforcement and property management costs, and expenses related to the sale of the underlying property. Insurance risk impacts the amount, timing and certainty of cash flows arising from insurance contracts.
    The partnership has identified pricing risk, underwriting risk, claims management risk, loss reserving risk and insurance portfolio concentration risk as its most significant sources of insurance risk. Each of these risks is described separately below.
(i)    Pricing risk
    Pricing risk arises when actual claims experience differs from the assumptions included in the determination of premium rates. Premium rates vary with the perceived risk of a claim on an insured loan, which takes into account the long-term historical loss experience on loans with similar loan-to-value ratios, terms and types of mortgages, borrower credit histories and capital required to support the product.
    Before a new mortgage insurance product is introduced, it establishes specific performance targets, including delinquency rates and loss ratios, which the partnership monitors frequently to identify any deviations from expected performance so that it can take corrective action when necessary. These performance targets are adjusted periodically to ensure they reflect the current environment.
(ii)    Underwriting risk
    Underwriting risk is the risk that the underwriting function will underwrite mortgage insurance under terms that do not comply with pre-established risk guidelines, resulting in inappropriate risk acceptance by the partnership.
    The underwriting results of the residential mortgage insurance business can fluctuate significantly due to the cyclicality of the Canadian mortgage market. The mortgage market is affected primarily by housing supply and demand, interest rates, and general economic factors including unemployment rates.
    The partnership’s risk management function establishes risk guidelines based on its underwriting goals. Underwriter performance is reviewed to facilitate continuous improvement or remedial action where necessary.
(iii)    Claims management risk
    The partnership enforces a policy of actively managing and promptly settling claims in order to reduce exposure to unpredictable future developments that can adversely impact losses using loss mitigation programs. These programs allow for better control of the property marketing process, potential reduction of carrying costs and potential of realization of a higher property sales price.
    In addition to its current loss mitigation programs in place, under its agreement with lending institutions, the partnership has the right to recover losses from borrowers once a claim has been paid. The partnership actively pursues such recoveries.
(iv)    Loss reserving risk
    Loss reserving risk is the risk that loss reserves differ significantly from the ultimate amount paid to settle claims, principally due to additional information received and external factors that influence claim frequency and severity (including performance of the Canadian housing market). During 2020 and 2021, the COVID-19 pandemic has amplified this risk as methodologies and assumptions used in the past have been modified to incorporate increased estimation due to a decrease in reported delinquency data as a result of mortgage deferrals and due to rapid changes in economic conditions. Estimates made during the reserving process are sensitive to inputs used in internally developed models, macroeconomic variables and economic forecasts. With the end of mortgage deferrals and recommencement of stable delinquency reporting, this estimation risk is subsided. The partnership reviews its loss reserves and reserving assumptions on an ongoing basis and updates the loss reserves as appropriate.
(v)    Insurance portfolio concentration risk
    Insurance portfolio concentration risk is the risk that losses increase disproportionately where portfolio concentrations exist. This is mitigated by a portfolio that is diversified across geographic regions. Additional scrutiny is given to geographic regions where property values are particularly sensitive to an economic downturn. The partnership is monitoring the potential impact of COVID-19 on the Canadian economy, in particular with regard to the housing and labor markets.